DERIVATIVE INSTRUMENTS	9 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

11. DERIVATIVE INSTRUMENTS

In December 2011, the Company entered into an interest rate cap agreement with Morgan Stanley Capital Services LLC (“MSCS”) at a cost of $0.1 million to mitigate the impact of fluctuations in the three-month LIBOR rate at which the Company’s Term Loans bear interest. The interest rate cap agreement expires in December 2013, has a notional value of $160.0 million and is not designated as a hedging instrument. The Company recorded an immaterial amount of gain as other income in the accompanying condensed consolidated statements of operations and comprehensive loss due to the increase in value of this contract during the three months ended December 31, 2011.

In July 2011, the Company entered into an interest rate cap agreement with HSBC Bank USA at a cost of less than $0.1 million to mitigate the impact of fluctuations in the three-month LIBOR rate at which the Company’s Term Loans bear interest. The interest rate cap agreement became effective upon the issuance of the Term Loans, expires in December 2012, has a notional value of $65.0 million and is not designated as a hedging instrument. The Company recorded an immaterial amount of loss as other expense in the accompanying condensed consolidated statements of operations and comprehensive loss due to the decline in value of this contract during the three and nine months ended December 31, 2011.

In July 2011, the Company entered into an interest rate swap agreement with MSCS to mitigate the impact of fluctuations in the three-month LIBOR rate at which the Company’s Term Loans bear interest. The interest rate swap agreement becomes effective in December 2012, expires in December 2014 and has a notional value of $65.0 million. This contract has been designated as a cash flow hedge and accordingly, to the extent effective, any unrealized gains or losses on this interest rate swap contract is reported in accumulated other comprehensive loss. To the extent the hedge is ineffective, hedge transaction gains and losses are reported in other income (expense), net when the interest payment on the related debt is recognized.

The following table summarizes the fair value and presentation in the consolidated balance sheets for derivatives designated and not designated as hedging instruments:

		Fair Value at
(In thousands)	Balance Sheet Location	December 31, 2011
Interest rate swap
Liability derivative designated as a cash flow hedge	Other long-term liabilities	$(421)

Interest rate caps
Asset derivatives not designated as a hedging instruments	Other long-term assets	$111

The following table summarizes the effect of derivatives designated as hedging instruments on the condensed consolidated statements of operations and comprehensive loss:

Amount
	Amount	Reclassified from
	Recognized in	Accumulated Other
	Accumulated Other	Comprehensive Loss	Amount of
	Comprehensive Loss	into Earnings	Loss Recorded
(In thousands)	(Effective Portion)	(Effective Portion)	(Ineffective Portion)
December 31, 2011	$(421)	$—	$—

The cash flow hedge was deemed to be effective at December 31, 2011. Accordingly, the Company included the loss incurred during the three and nine months ended December 31, 2011 within accumulated other comprehensive loss. The Company expects that when this contract matures, any amounts in accumulated other comprehensive loss is to be reported as an adjustment to interest expense. The Company considers the impact of its and MSCS’ credit risk on the fair value of the contract as well as the ability of each party to execute its obligations under the contract. As of December 31, 2011, credit risk did not materially change the fair value of the Company’s interest rate swap contract.